COMBINED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and cash equivalents	$ 277.0	$ 210.9
Accounts receivable, net	688.6	527.0
Due from Starz Business	33.4	157.6
Other current assets	373.1	256.5
Total current assets	1,372.1	1,152.0
Investment in films and television programs, net	1,929.0	1,786.7
Property and equipment, net	37.3	23.8
Investments	74.8	64.7
Intangible assets, net	25.7	26.9
Goodwill	811.2	795.6
Other assets	852.9	563.0
Total assets	5,103.0	4,412.7
LIABILITIES
Accounts payable	246.7	251.1
Content related payables	41.4	26.6
Other accrued liabilities	282.4	215.4
Participations and residuals	647.8	524.4
Film related obligations	1,393.1	923.7
Debt - short term portion	860.3	41.4
Deferred revenue	170.6	126.2
Total current liabilities	3,642.3	2,108.8
Debt	923.0	1,202.2
Participations and residuals	435.1	329.6
Film related obligations	544.9	1,016.4
Other liabilities	452.5	120.9
Deferred revenue	118.4	52.0
Deferred tax liabilities	13.7	18.1
Total liabilities	6,129.9	4,848.0
Commitments and contingencies
Redeemable noncontrolling interests	123.3	343.6
EQUITY (DEFICIT)
Common shares	0.0	0.0
Accumulated deficit	(1,249.1)	(881.9)
Accumulated other comprehensive income	96.7	101.5
Total parent equity (deficit)	(1,152.4)	(780.4)
Noncontrolling interests	2.2	1.5
Total equity (deficit)	(1,150.2)	(778.9)
Total liabilities, redeemable noncontrolling interest and equity (deficit)	$ 5,103.0	$ 4,412.7